Note 4 - Loans and Related Allowance for Loan Losses (Details) - Classes of the Loan Portfolio Summarized by Credit Quality (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	$ 435,725	$ 408,433
Commercial and Industrial [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	52,078	59,390
Commercial and Industrial [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	772	678
Commercial and Industrial [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	1,605	2,061
Commercial and Industrial [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	43	59
Commercial and Industrial [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	54,498	62,188
Real Estate Construction [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	24,052	17,601
Real Estate Construction [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	907	0
Real Estate Construction [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	642	4,921
Real Estate Construction [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	0	0
Real Estate Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	25,601	22,522
Residential Real Estate Mortgage [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	198,479	190,967
Residential Real Estate Mortgage [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	774	758
Residential Real Estate Mortgage [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	11,057	12,147
Residential Real Estate Mortgage [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	0	0
Residential Real Estate Mortgage [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	210,310	203,872
Commercial Real Estate Mortgage [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	132,931	106,509
Commercial Real Estate Mortgage [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	2,232	1,928
Commercial Real Estate Mortgage [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	6,008	7,297
Commercial Real Estate Mortgage [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	0	0
Commercial Real Estate Mortgage [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	141,171	115,734
Consumer Installment [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	4,129	4,084
Consumer Installment [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable		0
Consumer Installment [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	16	33
Consumer Installment [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	0	0
Consumer Installment [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	4,145	4,117
Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	411,669	378,551
Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	4,685	3,364
Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	19,328	26,459
Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	$ 43	$ 59